Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Earnings Per Share - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Earnings Per Share [Abstract]
Profit/loss for the period (attributable to shareholders of the parent) (kEUR)	€ (55,081)	€ (18,906)	€ (87,640)
Weighted average number of ordinary shares outstanding (in k units) (basic)	48,919	48,809	25,344
Weighted average number of ordinary shares outstanding (in k units) (diluted)	49,208	49,005	25,344
Basic loss per share (€)	€ (1.13)	€ (0.39)	€ (3.46)
Diluted loss per share (€)	€ (1.13)	€ (0.39)	€ (3.46)